SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Cash balances in excess of federally insured limits	$ 2,259,911
Allowance for doubtful accounts	14,000	$ 14,000
Adjusted allowance for bad debt	0
Research and development costs	290,559	270,507
Advertising costs	$ 32,628	$ 47,208
Impairment of goodwill